Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000055530
Account Value [Line Items]
Line Graph and Table Measure Name													Class F
Accumulated Value	$ 10,000	$ 9,422	$ 9,108	$ 9,737	$ 10,005	$ 9,920	$ 9,651	$ 10,048	$ 10,088	$ 10,214	$ 9,960	$ 9,771		$ 10,024	$ 10,360	$ 10,466	$ 10,784	$ 11,065	$ 11,450	$ 11,461	$ 11,772	$ 11,772	$ 12,039	$ 12,234	$ 12,326	$ 12,475	$ 13,125	$ 12,458	$ 12,371	$ 12,559	$ 12,300	$ 12,126	$ 12,449	$ 12,174	$ 12,283	$ 11,303	$ 11,331	$ 10,753	$ 11,451	$ 11,714	$ 11,808	$ 12,161	$ 11,542	$ 12,221	$ 11,958	$ 11,735	$ 12,079	$ 12,491	$ 12,631	$ 13,011	$ 12,666	$ 11,707	$ 9,996	$ 10,660	$ 11,230	$ 11,594	$ 11,816	$ 12,384	$ 12,103	$ 11,617	$ 13,332	$ 13,995	$ 13,794	$ 14,122	$ 14,449	$ 14,863	$ 15,418	$ 15,201	$ 15,323	$ 15,551	$ 15,032	$ 15,483	$ 14,782	$ 15,486	$ 14,887	$ 14,432	$ 14,400	$ 13,472	$ 13,722	$ 12,494	$ 13,122	$ 12,354	$ 11,198	$ 11,847	$ 13,454	$ 13,203	$ 14,324	$ 13,886	$ 14,314	$ 14,707	$ 14,128	$ 14,754	$ 15,146	$ 14,549	$ 14,025	$ 13,593	$ 14,741	$ 15,517	$ 15,438	$ 15,878	$ 16,388	$ 15,858	$ 16,673	$ 16,307	$ 16,778	$ 17,344	$ 17,459	$ 16,496	$ 16,466	$ 15,974	$ 16,751	$ 17,256	$ 17,220	$ 17,913	$ 18,716	$ 19,177	$ 18,686	$ 19,568	$ 20,033	$ 20,207	$ 20,333	$ 20,868
C000030373
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	10,000	9,424	9,111	9,742	10,013	9,930	9,662	10,060	10,101	10,229	9,975	9,791		10,046	10,385	10,493	10,815	11,098	11,488	11,500	11,815	11,818	12,087	12,286	12,382	12,533	13,190	12,522	12,437	12,628	12,371	12,199	12,526	12,253	12,364	11,379	11,410	10,831	11,535	11,802	11,900	12,258	11,637	12,323	12,060	11,838	12,185	12,604	12,749	13,134	12,788	11,821	10,095	10,767	11,344	11,714	11,942	12,517	12,235	11,746	13,482	14,155	13,954	14,288	14,621	15,042	15,607	15,390	15,515	15,750	15,227	15,686	14,978	15,694	15,090	14,631	14,600	13,662	13,918	12,673	13,314	12,536	11,365	12,024	13,659	13,406	14,548	14,105	14,542	14,943	14,357	14,996	15,397	14,794	14,263	13,827	14,995	15,788	15,709	16,159	16,682	16,146	16,978	16,609	17,091	17,670	17,789	16,811	16,784	16,284	17,080	17,596	17,564	18,274	19,096	19,570	19,071	19,976	20,454	20,635	20,767	21,317
C000164865
Account Value [Line Items]
Line Graph and Table Measure Name													Class F
Accumulated Value	10,000	10,128	10,193	10,299	10,350	10,341	10,537	10,593	10,584	10,569	10,482	10,228		10,236	10,249	10,318	10,311	10,386	10,460	10,456	10,499	10,584	10,526	10,534	10,520	10,565	10,444	10,344	10,398	10,307	10,375	10,365	10,363	10,411	10,350	10,260	10,312	10,500	10,602	10,592	10,800	10,800	10,980	11,114	11,144	11,415	11,357	11,383	11,381	11,356	11,587	11,775	11,709	11,897	11,965	12,038	12,221	12,104	12,102	12,029	12,154	12,161	12,071	11,897	11,744	11,837	11,856	11,946	12,073	12,039	11,935	11,927	11,956	11,908	11,668	11,539	11,232	10,824	10,868	10,704	10,955	10,661	10,218	10,084	10,453	10,390	10,714	10,449	10,705	10,765	10,646	10,615	10,601	10,529	10,264	10,090	10,544	10,933	10,916	10,757	10,845	10,574	10,748	10,852	11,092	11,240	11,386	11,097	11,218	11,018	11,075	11,316	11,311	11,347	11,261	11,430	11,397	11,523	11,650	11,723	11,790	11,750
C000030374
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	10,000	10,129	10,197	10,305	10,357	10,352	10,549	10,607	10,602	10,589	10,503	10,250		10,259	10,276	10,347	10,342	10,419	10,496	10,496	10,539	10,627	10,571	10,581	10,569	10,618	10,498	10,397	10,453	10,366	10,436	10,430	10,428	10,480	10,421	10,331	10,387	10,579	10,683	10,675	10,886	10,888	11,074	11,209	11,243	11,519	11,463	11,491	11,489	11,468	11,703	11,897	11,831	12,025	12,095	12,171	12,360	12,243	12,245	12,172	12,304	12,310	12,223	12,049	11,897	11,994	12,015	12,109	12,240	12,208	12,104	12,101	12,129	12,086	11,845	11,717	11,406	10,996	11,041	10,878	11,135	10,839	10,389	10,257	10,632	10,572	10,903	10,635	10,899	10,961	10,843	10,814	10,802	10,731	10,462	10,287	10,752	11,150	11,137	10,978	11,070	10,794	10,973	11,081	11,330	11,484	11,636	11,341	11,469	11,266	11,327	11,576	11,573	11,611	11,526	11,704	11,671	11,801	11,933	12,011	12,082	12,043
C000164864
Account Value [Line Items]
Line Graph and Table Measure Name													Class F
Accumulated Value	10,000	9,315	9,160	9,775	9,462	9,875	9,638	10,319	10,421	10,646	10,480	10,517		10,630	11,180	11,662	11,893	12,214	12,679	12,369	12,876	13,129	13,106	13,695	13,968	14,033	15,243	15,049	14,449	14,498	15,314	15,471	15,889	16,834	16,774	15,319	15,295	13,932	15,200	15,638	16,257	17,141	15,717	16,917	17,306	16,972	17,101	17,838	18,559	19,287	19,855	18,700	17,278	19,900	21,143	22,477	24,130	26,807	25,269	24,452	27,154	28,518	28,592	28,563	28,967	30,656	30,281	32,200	33,089	34,477	32,497	35,054	35,690	36,091	33,006	31,490	32,821	28,425	27,974	25,468	28,663	27,182	24,302	25,265	26,667	24,249	26,824	26,715	29,245	29,380	31,630	33,677	34,949	34,400	32,656	31,971	35,404	37,348	38,030	40,063	40,533	38,712	41,159	43,708	42,975	43,451	44,531	44,141	46,460	46,644	47,665	46,365	42,812	43,435	47,367	50,343	51,526	51,971	54,772	57,366	56,428	56,019
C000030370
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	10,000	9,317	9,164	9,779	9,470	9,886	9,650	10,335	10,442	10,669	10,507	10,546		10,659	11,215	11,699	11,934	12,258	12,729	12,418	12,931	13,187	13,168	13,761	14,041	14,108	15,329	15,136	14,533	14,587	15,411	15,574	15,998	16,953	16,895	15,433	15,411	14,042	15,323	15,767	16,394	17,290	15,857	17,070	17,465	17,132	17,268	18,015	18,746	19,487	20,064	18,900	17,469	20,121	21,382	22,736	24,414	27,130	25,578	24,757	27,498	28,884	28,964	28,941	29,358	31,077	30,702	32,654	33,563	34,978	32,977	35,577	36,232	36,647	33,519	31,988	33,347	28,885	28,435	25,890	29,145	27,646	24,721	25,705	27,138	24,684	27,311	27,205	29,787	29,930	32,231	34,324	35,627	35,075	33,303	32,612	36,120	38,111	38,814	40,899	41,386	39,536	42,043	44,657	43,917	44,412	45,525	45,137	47,518	47,717	48,772	47,452	43,825	44,469	48,507	51,564	52,787	53,252	56,135	58,806	57,858	57,448
C000030372
Account Value [Line Items]
Line Graph and Table Measure Name													Class F
Accumulated Value	10,000	9,117	9,113	9,836	9,986	10,201	10,195	10,800	10,985	11,099	10,570	11,744		12,063	12,108	12,337	12,346	12,478	12,221	12,633	12,723	12,556	13,332	13,439	13,822	13,762	14,118	13,565	13,731	13,845	14,678	14,775	15,030	15,674	15,289	13,622	13,836	12,185	13,550	14,249	13,941	14,411	13,282	14,213	14,292	13,581	13,858	14,217	14,794	15,209	14,713	13,465	10,541	11,983	12,754	13,194	13,557	14,317	13,835	14,123	16,720	18,160	19,064	20,246	20,449	20,863	20,903	21,291	20,516	20,964	20,344	21,199	20,310	20,757	18,764	18,958	19,185	17,284	17,307	15,878	17,526	17,158	15,508	17,211	17,615	16,468	18,060	17,755	16,905	16,598	16,429	17,757	18,818	17,875	16,819	15,667	17,081	19,161	18,411	19,446	20,136	18,717	19,645	19,455	21,428	21,098	21,236	20,921	23,200	21,270	21,820	20,647	19,239	18,784	19,778	20,835	21,192	22,696	23,386	23,800	24,017	23,872
C000030371
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	10,000	9,118	9,115	9,841	9,993	10,211	10,208	10,815	11,003	11,119	10,591	11,770		12,092	12,139	12,371	12,384	12,518	12,262	12,679	12,773	12,606	13,390	13,499	13,887	13,830	14,190	13,636	13,807	13,924	14,764	14,865	15,126	15,778	15,393	13,716	13,936	12,276	13,654	14,359	14,052	14,530	13,395	14,335	14,418	13,701	13,984	14,350	14,933	15,355	14,857	13,599	10,646	12,106	12,886	13,333	13,704	14,473	13,989	14,281	16,912	18,371	19,288	20,488	20,696	21,119	21,162	21,560	20,778	21,235	20,610	21,482	20,582	21,040	19,023	19,220	19,456	17,530	17,558	16,109	17,784	17,414	15,741	17,474	17,888	16,723	18,345	18,040	17,178	16,868	16,701	18,052	19,134	18,178	17,108	15,940	17,380	19,499	18,739	19,795	20,502	19,059	20,010	19,817	21,834	21,499	21,646	21,326	23,654	21,689	22,255	21,061	19,629	19,167	20,185	21,268	21,634	23,174	23,881	24,310	24,536	24,390
C000030367
Account Value [Line Items]
Line Graph and Table Measure Name													CVT S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
Accumulated Value	10,000	9,499	9,487	10,128	10,163	10,342	10,369	10,747	10,758	10,756	10,556	10,945		11,158	11,365	11,815	11,825	11,944	12,108	12,181	12,428	12,463	12,718	13,011	13,407	13,552	14,325	13,793	13,437	13,483	13,805	13,886	14,400	14,865	14,945	13,919	14,199	12,911	13,945	14,391	14,666	15,258	14,283	15,287	15,504	15,251	15,535	15,867	16,440	16,933	16,920	15,521	13,599	15,343	16,071	16,384	17,306	18,546	17,838	17,362	19,262	19,998	19,793	20,338	21,228	22,357	22,506	23,027	23,568	24,279	23,144	24,759	24,582	25,680	24,347	23,616	24,487	22,347	22,384	20,527	22,416	21,495	19,511	21,086	22,260	20,971	22,287	21,738	22,528	22,874	22,966	24,477	25,259	24,850	23,657	23,152	25,261	26,406	26,841	28,267	29,171	27,969	29,349	30,392	30,755	31,496	32,161	31,862	33,725	32,911	33,815	33,366	31,479	31,249	33,210	34,892	35,665	36,381	37,700	38,572	38,659	38,672
C000053062
Account Value [Line Items]
Line Graph and Table Measure Name													Class F
Accumulated Value	10,000	9,426	9,554	10,361	10,482	10,717	10,761	11,216	11,265	11,187	10,880	11,746		11,996	12,193	12,507	12,452	12,551	12,484	12,681	12,787	12,584	13,070	13,359	13,846	13,870	14,262	13,623	13,744	13,701	14,261	14,314	14,558	15,017	14,846	13,422	13,835	12,266	13,545	14,114	14,027	14,584	13,414	14,435	14,599	13,979	14,402	14,559	14,987	15,401	14,991	13,561	10,809	12,336	13,235	13,398	14,011	14,498	14,019	14,317	16,357	17,418	17,673	18,870	19,744	20,623	20,656	20,435	20,495	20,887	20,049	21,221	20,588	21,628	20,058	20,272	20,544	19,075	19,211	17,355	19,233	18,626	16,906	18,676	19,810	18,707	20,427	20,052	19,403	19,242	18,619	20,316	21,146	20,525	19,438	18,393	19,950	21,679	21,298	22,553	23,807	22,362	23,336	22,956	24,279	24,246	24,513	24,329	26,461	24,561	25,495	24,377	23,033	22,499	23,703	24,542	24,930	25,764	25,871	25,739	26,255	26,261
C000030368
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	10,000	9,427	9,557	10,367	10,491	10,729	10,774	11,231	11,283	11,207	10,903	11,773		12,027	12,225	12,544	12,490	12,591	12,527	12,727	12,836	12,636	13,126	13,421	13,912	13,938	14,336	13,696	13,821	13,780	14,346	14,402	14,653	15,117	14,947	13,517	13,936	12,359	13,649	14,225	14,141	14,705	13,530	14,560	14,728	14,105	14,535	14,695	15,129	15,551	15,139	13,697	10,919	12,464	13,374	13,541	14,163	14,658	14,176	14,480	16,546	17,623	17,883	19,098	19,985	20,879	20,915	20,694	20,760	21,160	20,314	21,505	20,868	21,925	20,336	20,558	20,836	19,348	19,491	17,611	19,520	18,908	17,165	18,963	20,120	19,002	20,753	20,375	19,718	19,559	18,929	20,657	21,506	20,877	19,774	18,713	20,301	22,065	21,679	22,961	24,242	22,777	23,769	23,388	24,740	24,710	24,987	24,804	26,982	25,047	26,005	24,868	23,499	22,959	24,193	25,053	25,453	26,311	26,424	26,294	26,824	26,835
C000125701
Account Value [Line Items]
Line Graph and Table Measure Name													Class F
Accumulated Value	10,000	9,716	9,697	10,101	10,139	10,228	10,114	10,348	10,348	10,329	10,126	10,354		10,556	10,727	10,999	11,043	11,163	11,277	11,372	11,561	11,561	11,795	11,979	12,234	12,343	12,790	12,151	12,004	11,966	12,145	12,164	12,464	12,707	12,684	11,870	11,967	11,417	11,850	12,141	12,290	12,671	12,057	12,697	12,768	12,522	12,736	12,950	13,271	13,612	13,500	12,694	11,993	12,308	12,511	12,544	12,839	13,324	12,963	12,712	13,492	13,905	13,825	14,065	14,425	14,905	15,012	15,205	15,438	15,765	15,105	15,869	15,586	16,111	15,364	15,041	15,169	14,334	14,361	13,768	14,347	13,970	13,176	13,572	14,067	13,705	14,269	13,949	14,283	14,443	14,332	15,022	15,453	15,077	14,374	13,986	15,072	15,850	15,842	16,389	16,882	16,166	16,836	17,067	17,583	17,760	18,053	17,659	18,493	17,778	18,220	18,152	17,489	16,852	17,243	17,744	17,897	18,331	18,816	19,064	19,162	19,212
C000125702
Account Value [Line Items]
Line Graph and Table Measure Name													Class F
Accumulated Value	10,000	9,732	9,725	10,134	10,198	10,281	10,288	10,543	10,543	10,556	10,351	10,511		10,678	10,831	11,075	11,106	11,222	11,330	11,414	11,580	11,593	11,778	11,927	12,135	12,232	12,575	12,044	11,947	11,889	12,076	12,089	12,329	12,536	12,503	11,799	11,892	11,414	11,845	12,091	12,257	12,576	12,078	12,669	12,729	12,609	12,789	13,000	13,259	13,532	13,491	12,795	12,084	12,426	12,651	12,713	13,020	13,457	13,150	12,896	13,683	14,049	13,979	14,175	14,449	14,864	14,984	15,173	15,391	15,665	15,075	15,717	15,483	15,965	15,319	15,000	15,028	14,240	14,262	13,751	14,276	13,886	13,147	13,433	13,909	13,634	14,191	13,864	14,214	14,355	14,251	14,801	15,143	14,838	14,214	13,848	14,813	15,513	15,489	15,891	16,302	15,666	16,246	16,455	16,929	17,139	17,412	17,022	17,701	17,091	17,452	17,469	16,962	16,506	16,807	17,246	17,349	17,744	18,166	18,402	18,507	18,545
C000125703
Account Value [Line Items]
Line Graph and Table Measure Name													Class F
Accumulated Value	10,000	9,781	9,794	10,174	10,239	10,310	10,394	10,619	10,619	10,632	10,445	10,516		10,661	10,784	10,990	11,009	11,126	11,222	11,287	11,429	11,461	11,590	11,714	11,872	11,957	12,194	11,760	11,688	11,589	11,799	11,806	11,997	12,168	12,127	11,552	11,641	11,272	11,669	11,867	12,044	12,284	11,949	12,441	12,489	12,489	12,612	12,785	12,980	13,190	13,211	12,701	12,064	12,414	12,638	12,722	13,022	13,365	13,120	12,877	13,589	13,887	13,785	13,887	14,062	14,418	14,505	14,672	14,876	15,080	14,600	15,101	14,932	15,285	14,719	14,432	14,359	13,661	13,720	13,271	13,727	13,382	12,764	12,887	13,311	13,118	13,580	13,288	13,673	13,788	13,657	14,066	14,312	14,073	13,550	13,275	14,086	14,682	14,666	14,865	15,163	14,649	15,113	15,279	15,701	15,883	16,140	15,768	16,289	15,813	16,074	16,155	15,786	15,400	15,571	15,921	15,984	16,280	16,631	16,828	16,907	16,917
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Universal Index
Accumulated Value	10,000	10,110	10,182	10,307	10,377	10,385	10,568	10,655	10,667	10,669	10,598	10,360		10,391	10,428	10,508	10,505	10,592	10,674	10,664	10,718	10,810	10,772	10,785	10,769	10,816	10,712	10,610	10,664	10,593	10,651	10,635	10,657	10,710	10,664	10,575	10,622	10,789	10,937	10,949	11,147	11,163	11,334	11,494	11,528	11,789	11,738	11,776	11,773	11,791	12,003	12,182	11,944	12,184	12,297	12,400	12,618	12,545	12,522	12,478	12,640	12,684	12,604	12,442	12,297	12,400	12,448	12,538	12,664	12,656	12,548	12,538	12,553	12,544	12,269	12,102	11,777	11,338	11,400	11,173	11,453	11,156	10,675	10,558	10,952	10,914	11,253	10,977	11,234	11,303	11,185	11,168	11,179	11,112	10,847	10,684	11,165	11,588	11,560	11,422	11,534	11,264	11,451	11,556	11,818	11,992	12,157	11,881	12,006	11,824	11,896	12,142	12,139	12,182	12,120	12,309	12,291	12,439	12,571	12,654	12,730	12,721
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Universal Index
Accumulated Value	10,000	10,110	10,182	10,307	10,377	10,385	10,568	10,655	10,667	10,669	10,598	10,360		10,391	10,428	10,508	10,505	10,592	10,674	10,664	10,718	10,810	10,772	10,785	10,769	10,816	10,712	10,610	10,664	10,593	10,651	10,635	10,657	10,710	10,664	10,575	10,622	10,789	10,937	10,949	11,147	11,163	11,334	11,494	11,528	11,789	11,738	11,776	11,773	11,791	12,003	12,182	11,944	12,184	12,297	12,400	12,618	12,545	12,522	12,478	12,640	12,684	12,604	12,442	12,297	12,400	12,448	12,538	12,664	12,656	12,548	12,538	12,553	12,544	12,269	12,102	11,777	11,338	11,400	11,173	11,453	11,156	10,675	10,558	10,952	10,914	11,253	10,977	11,234	11,303	11,185	11,168	11,179	11,112	10,847	10,684	11,165	11,588	11,560	11,422	11,534	11,264	11,451	11,556	11,818	11,992	12,157	11,881	12,006	11,824	11,896	12,142	12,139	12,182	12,120	12,309	12,291	12,439	12,571	12,654	12,730	12,721
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,875	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,875	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Universal Index
Accumulated Value	10,000	10,110	10,182	10,307	10,377	10,385	10,568	10,655	10,667	10,669	10,598	10,360		10,391	10,428	10,508	10,505	10,592	10,674	10,664	10,718	10,810	10,772	10,785	10,769	10,816	10,712	10,610	10,664	10,593	10,651	10,635	10,657	10,710	10,664	10,575	10,622	10,789	10,937	10,949	11,147	11,163	11,334	11,494	11,528	11,789	11,738	11,776	11,773	11,791	12,003	12,182	11,944	12,184	12,297	12,400	12,618	12,545	12,522	12,478	12,640	12,684	12,604	12,442	12,297	12,400	12,448	12,538	12,664	12,656	12,548	12,538	12,553	12,544	12,269	12,102	11,777	11,338	11,400	11,173	11,453	11,156	10,675	10,558	10,952	10,914	11,253	10,977	11,234	11,303	11,185	11,168	11,179	11,112	10,847	10,684	11,165	11,588	11,560	11,422	11,534	11,264	11,451	11,556	11,818	11,992	12,157	11,881	12,006	11,824	11,896	12,142	12,139	12,182	12,120	12,309	12,291	12,439	12,571	12,654	12,730	12,721
EATON VANCE Index: MSCI EAFE
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Index
Accumulated Value	10,000	9,277	9,107	9,699	9,980	9,890	9,558	10,042	10,049	10,173	9,965	9,766		10,100	10,393	10,542	10,832	11,107	11,515	11,495	11,826	11,822	12,116	12,300	12,429	12,628	13,262	12,663	12,435	12,719	12,433	12,281	12,584	12,341	12,448	11,457	11,442	10,887	11,602	11,898	11,973	12,310	11,719	12,414	12,256	11,939	12,281	12,722	12,866	13,284	13,006	11,831	10,252	10,914	11,389	11,777	12,051	12,671	12,342	11,849	13,686	14,322	14,169	14,487	14,820	15,266	15,764	15,587	15,704	15,981	15,517	15,899	15,159	15,935	15,165	14,897	14,993	14,023	14,128	12,817	13,456	12,817	11,618	12,242	13,621	13,632	14,736	14,429	14,786	15,204	14,560	15,223	15,715	15,113	14,597	14,005	15,305	16,118	16,211	16,508	17,051	16,614	17,258	16,979	17,477	18,046	18,212	17,222	17,124	16,735	17,614	17,956	17,883	18,702	19,558	19,989	19,708	20,549	20,942	21,188	21,320	21,959
EATON VANCE Index: MSCI EAFE
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Index
Accumulated Value	10,000	9,277	9,107	9,699	9,980	9,890	9,558	10,042	10,049	10,173	9,965	9,766		10,100	10,393	10,542	10,832	11,107	11,515	11,495	11,826	11,822	12,116	12,300	12,429	12,628	13,262	12,663	12,435	12,719	12,433	12,281	12,584	12,341	12,448	11,457	11,442	10,887	11,602	11,898	11,973	12,310	11,719	12,414	12,256	11,939	12,281	12,722	12,866	13,284	13,006	11,831	10,252	10,914	11,389	11,777	12,051	12,671	12,342	11,849	13,686	14,322	14,169	14,487	14,820	15,266	15,764	15,587	15,704	15,981	15,517	15,899	15,159	15,935	15,165	14,897	14,993	14,023	14,128	12,817	13,456	12,817	11,618	12,242	13,621	13,632	14,736	14,429	14,786	15,204	14,560	15,223	15,715	15,113	14,597	14,005	15,305	16,118	16,211	16,508	17,051	16,614	17,258	16,979	17,477	18,046	18,212	17,222	17,124	16,735	17,614	17,956	17,883	18,702	19,558	19,989	19,708	20,549	20,942	21,188	21,320	21,959
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,630	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,424	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,231	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,630	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,424	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,231	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
EATON VANCE Index: NASDAQ-100
Account Value [Line Items]
Line Graph and Table Measure Name													NASDAQ-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,321	9,172	9,794	9,488	9,911	9,683	10,373	10,485	10,719	10,560	10,606		10,727	11,290	11,783	12,025	12,356	12,836	12,528	13,050	13,316	13,301	13,906	14,193	14,267	15,508	15,319	14,716	14,777	15,616	15,786	16,222	17,196	17,146	15,668	15,654	14,272	15,579	16,036	16,682	17,599	16,148	17,391	17,802	17,470	17,615	18,385	19,139	19,903	20,501	19,317	17,854	20,574	21,872	23,265	24,988	27,777	26,202	25,374	28,191	29,631	29,727	29,715	30,153	31,937	31,564	33,584	34,530	35,999	33,952	36,647	37,337	37,781	34,574	33,003	34,416	29,824	29,367	26,740	30,110	28,572	25,558	26,582	28,075	25,547	28,272	28,166	30,853	31,013	33,412	35,600	36,967	36,412	34,583	33,879	37,544	39,630	40,379	42,563	43,086	41,178	43,809	46,554	45,813	46,353	47,543	47,155	49,661	49,888	51,011	49,639	45,860	46,573	50,827	54,052	55,354	55,865	58,920	61,751	60,784	60,377
EATON VANCE Index: NASDAQ-100
Account Value [Line Items]
Line Graph and Table Measure Name													NASDAQ-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,321	9,172	9,794	9,488	9,911	9,683	10,373	10,485	10,719	10,560	10,606		10,727	11,290	11,783	12,025	12,356	12,836	12,528	13,050	13,316	13,301	13,906	14,193	14,267	15,508	15,319	14,716	14,777	15,616	15,786	16,222	17,196	17,146	15,668	15,654	14,272	15,579	16,036	16,682	17,599	16,148	17,391	17,802	17,470	17,615	18,385	19,139	19,903	20,501	19,317	17,854	20,574	21,872	23,265	24,988	27,777	26,202	25,374	28,191	29,631	29,727	29,715	30,153	31,937	31,564	33,584	34,530	35,999	33,952	36,647	37,337	37,781	34,574	33,003	34,416	29,824	29,367	26,740	30,110	28,572	25,558	26,582	28,075	25,547	28,272	28,166	30,853	31,013	33,412	35,600	36,967	36,412	34,583	33,879	37,544	39,630	40,379	42,563	43,086	41,178	43,809	46,554	45,813	46,353	47,543	47,155	49,661	49,888	51,011	49,639	45,860	46,573	50,827	54,052	55,354	55,865	58,920	61,751	60,784	60,377
EATON VANCE Index: Russell 2000
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800		12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,483	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
EATON VANCE Index: Russell 2000
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800		12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,483	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
EATON VANCE Index: S&P 400 MidCap
Account Value [Line Items]
Line Graph and Table Measure Name													S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,431	9,564	10,378	10,506	10,748	10,793	11,256	11,312	11,240	10,940	11,815		12,074	12,276	12,598	12,550	12,654	12,593	12,797	12,910	12,711	13,209	13,508	14,005	14,035	14,439	13,799	13,927	13,891	14,464	14,525	14,781	15,253	15,086	13,646	14,072	12,480	13,785	14,369	14,288	14,862	13,677	14,723	14,898	14,273	14,710	14,876	15,319	15,749	15,338	13,882	11,072	12,642	13,566	13,737	14,370	14,875	14,392	14,705	16,804	17,900	18,170	19,405	20,312	21,226	21,268	21,050	21,123	21,534	20,679	21,896	21,253	22,332	20,722	20,953	21,243	19,734	19,881	17,969	19,918	19,300	17,526	19,369	20,554	19,416	21,208	20,823	20,155	19,997	19,359	21,132	22,004	21,368	20,245	19,164	20,794	22,607	22,220	23,540	24,857	23,361	24,386	24,001	25,394	25,374	25,668	25,486	27,732	25,756	26,747	25,585	24,185	23,640	24,916	25,808	26,226	27,116	27,240	27,113	27,668	27,688
EATON VANCE Index: S&P 400 MidCap
Account Value [Line Items]
Line Graph and Table Measure Name													S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,431	9,564	10,378	10,506	10,748	10,793	11,256	11,312	11,240	10,940	11,815		12,074	12,276	12,598	12,550	12,654	12,593	12,797	12,910	12,711	13,209	13,508	14,005	14,035	14,439	13,799	13,927	13,891	14,464	14,525	14,781	15,253	15,086	13,646	14,072	12,480	13,785	14,369	14,288	14,862	13,677	14,723	14,898	14,273	14,710	14,876	15,319	15,749	15,338	13,882	11,072	12,642	13,566	13,737	14,370	14,875	14,392	14,705	16,804	17,900	18,170	19,405	20,312	21,226	21,268	21,050	21,123	21,534	20,679	21,896	21,253	22,332	20,722	20,953	21,243	19,734	19,881	17,969	19,918	19,300	17,526	19,369	20,554	19,416	21,208	20,823	20,155	19,997	19,359	21,132	22,004	21,368	20,245	19,164	20,794	22,607	22,220	23,540	24,857	23,361	24,386	24,001	25,394	25,374	25,668	25,486	27,732	25,756	26,747	25,585	24,185	23,640	24,916	25,808	26,226	27,116	27,240	27,113	27,668	27,688
EATON VANCE Index: S&P Glbl LgMidCapMgRisk-ModAgg
Account Value [Line Items]
Line Graph and Table Measure Name													S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive
Accumulated Value	10,000	9,520	9,502	9,960	10,086	10,100	9,915	10,163	10,189	10,243	10,095	10,109		10,289	10,522	10,776	10,888	11,044	11,268	11,311	11,575	11,634	11,804	12,010	12,195	12,367	12,900	12,414	12,221	12,306	12,333	12,280	12,581	12,666	12,712	11,935	12,083	11,495	12,077	12,323	12,500	12,836	12,278	12,939	12,975	12,791	13,006	13,305	13,563	13,944	13,869	13,078	12,524	12,829	13,019	13,167	13,474	13,928	13,634	13,365	14,418	14,940	14,875	15,112	15,400	15,959	16,173	16,364	16,492	16,823	16,258	16,908	16,587	17,104	16,371	16,031	16,000	15,094	15,088	14,405	14,938	14,560	13,783	14,124	14,742	14,467	15,136	14,773	15,215	15,424	15,288	15,981	16,452	16,073	15,493	15,086	16,319	17,055	17,145	17,700	18,156	17,633	18,261	18,636	18,959	19,216	19,631	19,189	19,779	19,383	19,906	19,905	19,311	18,667	19,204	19,883	20,096	20,564	21,206	21,625	21,638	21,820
EATON VANCE Index: Growth Portfolio Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name													Growth Portfolio Blended Benchmark
Accumulated Value	10,000	9,567	9,548	10,091	10,174	10,275	10,292	10,640	10,641	10,663	10,458	10,641		10,841	11,014	11,308	11,353	11,487	11,638	11,702	11,899	11,934	12,136	12,321	12,569	12,682	13,131	12,695	12,544	12,604	12,800	12,842	13,144	13,401	13,404	12,628	12,810	12,021	12,825	13,141	13,335	13,704	13,132	13,829	13,935	13,801	14,002	14,272	14,602	14,925	14,925	14,008	12,473	13,643	14,182	14,476	15,067	15,803	15,385	15,061	16,579	17,154	17,058	17,403	17,826	18,528	18,690	18,967	19,247	19,630	18,949	19,820	19,499	20,168	19,181	18,778	19,108	17,756	17,752	16,525	17,685	17,037	15,648	16,512	17,461	16,822	17,875	17,449	17,858	18,073	17,928	18,797	19,300	18,921	18,157	17,689	19,139	20,091	20,193	20,854	21,405	20,609	21,412	21,798	22,293	22,802	23,196	22,761	23,698	23,048	23,699	23,645	22,811	22,891	23,884	24,738	24,979	25,576	26,222	26,607	26,732	26,828
EATON VANCE Index: S&P Glbl LgMidCapMgRisk-ModCon
Account Value [Line Items]
Line Graph and Table Measure Name													S&P Global LargeMidCap Managed Risk Index - Moderate Conservative
Accumulated Value	10,000	9,650	9,651	10,051	10,163	10,174	10,100	10,324	10,346	10,387	10,255	10,210		10,350	10,532	10,738	10,820	10,956	11,141	11,172	11,378	11,444	11,559	11,711	11,844	11,981	12,337	11,970	11,846	11,890	11,926	11,887	12,108	12,184	12,204	11,622	11,751	11,344	11,831	12,014	12,193	12,438	12,076	12,594	12,629	12,571	12,716	12,944	13,131	13,403	13,407	12,846	12,370	12,656	12,824	12,964	13,251	13,576	13,354	13,134	13,968	14,356	14,289	14,411	14,575	14,998	15,157	15,323	15,454	15,681	15,255	15,709	15,497	15,847	15,262	14,978	14,852	14,109	14,147	13,609	14,053	13,718	13,069	13,242	13,750	13,570	14,103	13,793	14,193	14,362	14,235	14,708	15,032	14,754	14,275	13,941	14,899	15,532	15,588	15,917	16,258	15,820	16,303	16,594	16,896	17,143	17,475	17,087	17,521	17,197	17,568	17,656	17,266	16,851	17,196	17,719	17,855	18,218	18,691	18,997	19,034	19,148
EATON VANCE Index: Moderate Growth Portfolio Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name													Moderate Growth Portfolio Blended Benchmark
Accumulated Value	10,000	9,675	9,672	10,132	10,208	10,290	10,336	10,630	10,629	10,647	10,467	10,571		10,733	10,876	11,124	11,159	11,282	11,418	11,467	11,632	11,679	11,829	11,977	12,168	12,268	12,595	12,237	12,132	12,162	12,330	12,359	12,595	12,809	12,797	12,179	12,334	11,762	12,420	12,667	12,862	13,151	12,750	13,328	13,415	13,374	13,518	13,736	13,994	14,242	14,293	13,630	12,411	13,393	13,833	14,081	14,584	15,140	14,815	14,551	15,763	16,210	16,115	16,335	16,617	17,169	17,300	17,530	17,774	18,053	17,519	18,168	17,940	18,426	17,626	17,291	17,446	16,325	16,343	15,384	16,325	15,758	14,595	15,213	16,023	15,537	16,410	16,018	16,399	16,577	16,438	17,072	17,440	17,144	16,506	16,115	17,316	18,134	18,202	18,637	19,068	18,409	19,046	19,357	19,794	20,211	20,543	20,139	20,849	20,327	20,813	20,857	20,264	20,338	21,027	21,696	21,858	22,329	22,831	23,131	23,245	23,308
EATON VANCE Index: S&P Glbl LrgMidCap MgdRisk-Con
Account Value [Line Items]
Line Graph and Table Measure Name													S&P Global LargeMidCap Managed Risk Index - Conservative
Accumulated Value	10,000	9,727	9,738	10,109	10,207	10,216	10,199	10,410	10,427	10,460	10,337	10,262		10,382	10,537	10,719	10,787	10,912	11,078	11,103	11,281	11,350	11,438	11,565	11,672	11,793	12,064	11,752	11,661	11,685	11,725	11,693	11,875	11,947	11,953	11,466	11,589	11,270	11,711	11,862	12,043	12,243	11,976	12,425	12,459	12,459	12,569	12,762	12,915	13,135	13,176	12,732	12,292	12,563	12,717	12,850	13,125	13,383	13,200	13,005	13,724	14,045	13,976	14,044	14,149	14,508	14,643	14,796	14,927	15,107	14,745	15,109	14,946	15,219	14,703	14,449	14,278	13,622	13,680	13,213	13,609	13,299	12,715	12,805	13,258	13,127	13,589	13,307	13,679	13,830	13,707	14,080	14,339	14,105	13,672	13,384	14,184	14,767	14,807	15,037	15,326	14,929	15,347	15,600	15,890	16,116	16,410	16,048	16,413	16,122	16,426	16,550	16,247	15,922	16,174	16,618	16,719	17,034	17,431	17,687	17,733	17,817
EATON VANCE Index: Moderate Portfolio Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name													Moderate Portfolio Blended Benchmark
Accumulated Value	$ 10,000	$ 9,783	$ 9,797	$ 10,172	$ 10,239	$ 10,302	$ 10,377	$ 10,618	$ 10,615	$ 10,628	$ 10,474	$ 10,498		$ 10,623	$ 10,737	$ 10,939	$ 10,965	$ 11,077	$ 11,199	$ 11,232	$ 11,367	$ 11,425	$ 11,526	$ 11,638	$ 11,776	$ 11,863	$ 12,076	$ 11,789	$ 11,727	$ 11,730	$ 11,872	$ 11,889	$ 12,064	$ 12,237	$ 12,212	$ 11,739	$ 11,868	$ 11,499	$ 12,016	$ 12,197	$ 12,393	$ 12,608	$ 12,363	$ 12,828	$ 12,899	$ 12,942	$ 13,033	$ 13,204	$ 13,393	$ 13,573	$ 13,669	$ 13,242	$ 12,324	$ 13,118	$ 13,461	$ 13,664	$ 14,084	$ 14,469	$ 14,230	$ 14,023	$ 14,946	$ 15,275	$ 15,181	$ 15,289	$ 15,446	$ 15,863	$ 15,968	$ 16,154	$ 16,365	$ 16,554	$ 16,150	$ 16,603	$ 16,455	$ 16,783	$ 16,146	$ 15,872	$ 15,878	$ 14,961	$ 14,997	$ 14,272	$ 15,017	$ 14,523	$ 13,566	$ 13,965	$ 14,650	$ 14,297	$ 15,009	$ 14,649	$ 15,002	$ 15,148	$ 15,016	$ 15,445	$ 15,698	$ 15,473	$ 14,946	$ 14,623	$ 15,605	$ 16,302	$ 16,342	$ 16,588	$ 16,917	$ 16,377	$ 16,872	$ 17,119	$ 17,503	$ 17,841	$ 18,119	$ 17,746	$ 18,267	$ 17,854	$ 18,202	$ 18,321	$ 17,926	$ 17,994	$ 18,432	$ 18,947	$ 19,045	$ 19,409	$ 19,793	$ 20,022	$ 20,125	$ 20,163